Stockholders' Equity (Deficit)	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
Stockholders' Equity (Deficit)

NOTE 8 – STOCKHOLDERS’ EQUITY

Preferred Stock

The authorized preferred stock of the Company consists of 10,000,000 shares of preferred stock at a par value of $0.001.  As of September 30, 2012, the Company had no outstanding shares of preferred stock.

Common Stock

The authorized common stock of the Company consists of 500,000,000 shares of common stock with a par value of $0.001.

On April 20, 2011, MEDL sold an aggregate of $300,000 secured 5% bridge notes to certain accredited investors in a private placement transaction.  The bridge notes were to mature upon the earlier to occur of a private placement of at least $2,200,000 and simultaneous reverse merger or on October 20, 2011.  The principal amount of the bridge notes automatically exchanged into shares of common stock of the Company in the Private Placement (as defined below) at a price per share of $0.25.

On June 3, 2011, the board of directors of the Registrant authorized a 37.39716 for one forward split of its outstanding common stock in the form of a dividend, whereby an additional 36.39716 shares of common stock, par value $0.001 per share, were issued for each one share of common stock held by each shareholder of record on June 23, 2011.

On June 24, 2011, the Company completed a share exchange (the “Share Exchange”) with MEDL, a California corporation, and the shareholders of MEDL (the “MEDL Shareholders”) according to which the MEDL Shareholders transferred all of the issued and outstanding capital stock of MEDL to the Company in exchange for the issuance to the MEDL Shareholders of an aggregate of 20,000,000 shares of common stock of the Company.  The Share Exchange caused MEDL to become a wholly-owned subsidiary of the Company.

In connection with the closing of the share exchange, the Company sold 10,000,000 shares of common stock at a purchase price of $0.25 per share in a private placement to accredited investors, resulting in aggregate gross proceeds of $2,500,000 (including the exchange of bridge notes in the aggregate principal amount of $300,000) (the “Private Placement”).  Accrued interest of $2,712 in respect of the bridge notes was not paid at the closing and is included in accounts and accrued expenses payable at September 30, 2012 and December 31, 2011, respectively.

Two business days following the closing of the Share Exchange and the Private Placement, under an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Conveyance Agreement”), the Company transferred all of its pre-Exchange assets and liabilities to its newly formed wholly-owned subsidiary, Resume in Minutes Holdings, Inc. (“SplitCo”). Thereafter, pursuant to a stock purchase agreement (the “Stock Purchase Agreement”), the Company transferred all of the outstanding capital stock of SplitCo to certain of its former shareholders in exchange for the cancellation of 94,824,263 shares of its common stock that they owned (the “Split-Off”), with 10,000,000 shares of its common stock held by persons who acquired such shares prior to the Share Exchange remaining outstanding.  These 10,000,000 shares constitute the Company’s “public float” and are its only shares of registered common stock and accordingly are its only shares available for resale without further registration or under an applicable exemption from registration.

On December 23, 2011, the Company issued 25,000 shares of common stock for investor relations services at a price per share of $.80 for total expense of $20,000.

On January 2, 2012, the Company issued 41,667 shares of common stock for advisory services at a price per share of $.90 for total expense of $37,500.

On February 28, 2012, the Registrant acquired Inedible, a developer of mobile apps and related mobile app technologies whose principal asset was a customer list. While the acquisition of Inedible was structured as a purchase of an entity, the Registrant did not acquire any ongoing business operations and the purpose of the transaction was to acquire Inedible’s customer list as a conduit to Apple for future potential. As a result, Inedible became a wholly owned subsidiary of the Registrant. The purchase consideration paid was 442,542 shares of common stock of the Company to the sellers, half of which are being held in escrow for one year to secure against any claims of indemnification. The Company accounted for the value under ASC 805-50-30-2, Business Combinations whereby if the consideration is not in the form of cash, the measurement is based on either the cost which shall be measured based on the fair value of the consideration given or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and thus more reliably measurable. The fair value of the shares issued amounted to $221,272, which was allocated between intangible assets – customer base for $144,000, and $77,272 to prepaid consulting fees.

On March 28, 2012, the Company issued to an accredited investor 3,000,000 shares of common stock and a warrant to purchase 1,000,000 shares of common stock for an aggregate purchase price of $1,500,000. The warrant has a three year term and may be exercised at an exercise price of $0.90 per share, subject to adjustment in the case of stock splits, distributions, reorganizations, recapitalizations and the like, and may be exercised on a cashless basis under certain circumstances. The warrant contains full ratchet anti-dilution protection in the case of a share issuance for consideration less than the then exercise price of the warrant, subject to customary exceptions.

On May 22, 2012 the Company entered into a consulting agreement for advisory services and agreed to issue up to 200,000 restricted shares of common stock in two tranches of 100,000 shares each. The issuance of these shares is being made under the Company’s 2011 Equity Incentive Plan. The first tranche of 100,000 shares vests on November 30, 2012, and were valued at the market price on the date of the agreement. The expense for these shares is being amortized over a six month period with a total expense of $30,000. The Company has the option to terminate the agreement after six months and if the agreement is not terminated, the second tranche of 100,000 shares shall become issuable in December 2012, vests over a six month period, and shall be valued at the market price upon issuance.

On June 28, 2012 the Company granted a 10 year option to purchase 500 shares of common stock to a consultant at an exercise price of $0.30 per share under our 2011 Equity Incentive Plan.

On July 6, 2012 options to purchase 7,500 shares of common stock were exercised for a total exercise price of price of $1,875. The options were issued under our 2011 Equity Incentive Plan.

On September 25, 2012 the Company issued under its 2011 Equity Incentive Plan 10,000 shares of common stock for advisory services at a price per share of $0.23 for total expense of $2,300.

As of September 30, 2012, the Company has 43,532,309 shares of common stock issued and outstanding.

Warrants

The Company has warrants outstanding to purchase 1,000,000 shares of common stock at $0.90 per share as of September 30, 2012, and no warrants were outstanding at December 31, 2011. The warrants are subject to full ratchet anti-dilution protection if the Company sells shares or share equivalents at less than the $0.90 exercise price.  The warrants issued in this financing arrangement did not meet conditions for equity classification and are required to be carried as a derivative liability, at fair value.  Management estimates the fair value of the warrants on the inception date, and subsequently at each reporting period, using the Lattice option-pricing model, adjusted for dilution, because that technique embodies all assumptions (including volatility, expected terms, dilution and risk free rates) that are necessary to determine the fair value of freestanding warrants. This valuation resulted in a derivative liability on the balance sheet in the amount of $53,612 at September 30, 2012. Significant inputs in calculating this valuation using the Lattice option-pricing model are as follows:

September 30, 2012

Expected volatility	84%

Expected term	2.5 Years

Risk-free interest rate	0.51%

Expected dividend yield	0%

Share-Based Compensation and Options Issued to Consultants

2011 Equity Incentive Plan

The board of directors adopted the 2011 Equity Incentive Plan, as amended, (the “Plan”) of MEDL Mobile Holdings, Inc. (Nevada) that provided for the issuance of a maximum of 10,000,000 shares of common stock.   As of September 30, 2012, there were options to purchase 5,200,250 shares outstanding under the plan. Of this amount, there are vested options exercisable into 3,696,249 shares of common stock of which options exercisable for 2,319,249 shares of common stock have been issued to employees and options exercisable for 1,377,000 shares of common stock have been issued to non-employees. As of September 30, 2012, the Company had approximately 4,799,750 shares reserved for future grant under its Plan and there were 13,100 shares exercised during the nine months ended September 30, 2012.

The Company generally grants stock options to employees and directors at exercise prices equal to the fair market value of the Company's stock at the dates of grant. Stock options are typically granted throughout the year and generally vest over five years of service thereafter and expire ten years from the date of the award, unless otherwise specified. The Company recognizes compensation expense for the fair value of the stock options over the requisite service period for each stock option award.

Total share-based compensation expense included in the consolidated statements of operations for the nine months ended September 30, 2012 and September 30, 2011 was $161,807 and $28,710, respectively. For the nine months ended September 30, 2012, compensation expense included in selling, general and administration is $108,274. Compensation expense included in cost of goods sold is $53,533.

There was no capitalized share-based compensation cost as of September 30, 2012 and there were no recognized tax benefits during the nine months ended September 30, 2012 or June 30, 2011.

Share-Based Compensation and Options Issued to Consultants

Option activity for the nine months ended September 30, 2012 was as follows:

		Weighted Average	Weighted Average
		Exercise	Remaining	Aggregate
		Price	Contractual	Intrinsic
	Options	($)	Life (Yrs.)	Value ($)

Options outstanding at December 31, 2011	4,892,000	0.28	9.49	3,477,380
Granted	1,360,000	0.52	9.65	—
Exercised	(13,100)	0.25	8.73	1,515
Forfeited or cancelled	(1,038,650)	0.28 to 0.40	8.73	—
Expired
Options outstanding at September 30, 2012	5,200,250	0.31	8.89	—
Options expected to vest in the future at September 30, 2012	1,504,001	0.43	9.29	—
Options exercisable at September 30, 2012	3,696,249	0.26	8.73	—
Options vested, exercisable and options expected to vest at September 30, 2012	5,200,250	0.31	8.89	—

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of our common stock for those awards that have an exercise price currently below the closing price.

Unvested share activity for the nine months ended September 30, 2012 was as follows:

	Unvested	Weighted
	Number of	Average Grant
	Options	Fair Value
Unvested balance at December 31, 2011	1,980,416
Granted	1,015,000	0.52
Vested	(599,206)	0.17
Cancelled	(375,000)	0
Forfeited	(517,209)	0.38
Unvested balance at September 30, 2012	1,504,001	0.39

At September 30, 2012, there was $541,451 of unrecognized share-based compensation expense related to unvested employee share options with a weighted average remaining recognition period of 2.99 years.